Offerings - Offering: 1	Jul. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	580,661
Proposed Maximum Offering Price per Unit	0.29
Maximum Aggregate Offering Price	$ 168,391.69
Fee Rate	0.01381%
Amount of Registration Fee	$ 23.25
Offering Note	This Registration Statement also relates to the rights to purchase shares of Series A Junior Participating Preferred Stock of AIM ImmunoTech Inc. (the "Registrant"), which are attached to all shares of the Registrant's common stock, par value $0.001 ("Common Stock") pursuant to the terms of the Registrant's Third Amended and Restated Rights Agreement dated May 12, 2023. Until the occurrence of prescribed events, the preferred share purchase rights are not exercisable, are evidenced by the certificates for the Common Stock and will be transferred with and only with such Common Stock. The preferred share purchase rights are appurtenant to and trade with the Common Stock and no separate consideration will be received for the preferred share purchase rights. Therefore, the registration fee for the preferred shares purchase rights is included in the fee for the Common Stock. "Amount Registered" consists of shares of the Registrant's Common Stock not previously registered, consisting of 580,661 shares of Common Stock that are issuable at any time or from time to time under the Registrant's Amended and Restated 2018 Equity Incentive Plan (the "Plan"). Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Registrant's Common Stock that become issuable under the Plan by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Registrant's Common Stock, as applicable. The "Proposed Maximum Offering Price Per Unit" is estimated in accordance with Rules 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $0.29 per share, which is the average of the high and low prices of Common Stock on July 1, 2026.